THOMAS G. KIMBLE & ASSOCIATES
                  311 South State Street, Suite 440
                      Salt Lake City, Utah 84111
                            (801) 531-0066



                            July 11, 2005




Filing Room
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Barossa Coffee Company, Inc. Form SB-2

To Whom It May Concern:

      Enclosed herewith is a registration statement on Form SB-2 filed on behalf of Barossa Coffee Company, Inc. to register a proposed offering of 400,000 shares of Common Stock, $.001 par value to be offered and sold to the public at a price of $0.25 per share.

      We have also sent to Mellon Bank a wire transfer in the amount of $ 11.77 for the filing fee. Comments regarding this filing should be directed to the undersigned. Thank you.

                                    Sincerely yours,

                                    THOMAS G. KIMBLE & ASSOCIATES

                                    /s/ Van L. Butler

                                    Van L. Butler